Condensed consolidated statements of financial position - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 3,520	$ 2,172	$ 2,943	$ 2,574
Restricted cash	136	182
Trade accounts receivable and other (including 406 and 366 from related parties at June 30, 2019 and December 31, 2018, respectively)	5,048	4,432
Inventories (note 3)	20,550	20,744
Prepaid expenses and other current assets	3,123	2,834
Assets held for sale (note 4)	122	2,111
Total current assets	32,499	32,475
Non-current assets:
Goodwill and intangible assets	5,480	5,728
Property, plant and equipment and biological assets (note 5)	36,725	35,638
Investments in associates and joint ventures	5,026	4,906
Other investments	855	855
Deferred tax assets	8,412	8,287
Other assets	3,369	3,360
Total non-current assets	59,867	58,774
Total assets	92,366	91,249
Current liabilities:
Short-term debt and current portion of long-term debt (note 8)	3,107	3,167
Trade accounts payable and other (including 223 and 201 to related parties at June 30, 2019 and December 31, 2018, respectively)	14,418	13,981
Short-term provisions (note 10)	476	539
Accrued expenses and other liabilities	4,791	4,709
Income tax liabilities	282	238
Liabilities held for sale (note 4)	35	821
Total current liabilities	23,109	23,455
Non-current liabilities:
Long-term debt, net of current portion (note 8)	10,723	9,316
Deferred tax liabilities	2,284	2,374
Deferred employee benefits	7,043	6,982
Long-term provisions (note 10)	2,023	1,995
Other long-term obligations	3,073	3,019
Total non-current liabilities	25,146	23,686
Total liabilities	48,255	47,141
Equity (note 6):
Equity attributable to the equity holders of the parent	42,033	42,086
Non-controlling interests	2,078	2,022
Total equity	44,111	44,108	$ 42,335	$ 40,855
Total liabilities and equity	$ 92,366	$ 91,249